Investments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments beginning	$ 1,566	$ 1,510
Investments	24	27
Results in equity-accounted investments	(304)	251	$ 1,607
CTA	(112)	(25)
OCI	267	219
Dividends	(82)	(344)
Investments ending	1,358	1,566	1,510
Restructuring, capital decrease and others	(1)	(15)
Transfer to assets held for sale		(57)
Compania Mega S A Mega [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	149	98
Results in equity-accounted investments	4	55
CTA	1	1
Dividends	(35)	(5)
Investments ending	119	149	98
Associates [member]
IfrsStatementLineItems [Line Items]
Investments beginning	1,016	998
Investments	12	11
Results in equity-accounted investments	(302)	(5)
CTA	(114)	(27)
OCI	266	219
Dividends	(4)	(109)
Investments ending	873	1,016	998
Restructuring, capital decrease and others	(1)	(13)
Transfer to assets held for sale		(58)
M P Gulf Of Mexico L L C [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	374	387
Results in equity-accounted investments	(3)	170
CTA	(1)	1
Dividends	(30)	(184)
Investments ending	340	374	387
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments beginning	23	24
Investments	12	16
Results in equity-accounted investments	(3)	31
CTA	2	(1)
OCI	1
Dividends	(13)	(46)
Investments ending	22	23	24
Restructuring, capital decrease and others		(2)
Transfer to assets held for sale		1
Other investment [member]
IfrsStatementLineItems [Line Items]
Investments beginning	4	3
CTA		1
Investments ending	4	4	3
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments beginning	546	509
Investments	12	16
Results in equity-accounted investments	(2)	256
CTA	2	1
OCI	1
Dividends	(78)	(235)
Investments ending	$ 481	546	$ 509
Restructuring, capital decrease and others		(2)
Transfer to assets held for sale		$ 1